WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 33.4%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.4%
Altice France SA, Senior Secured Notes	5.500%	10/15/29	310,000		$245,190	(a)
AT&T Inc., Senior Notes	2.250%	2/1/32	1,670,000		1,348,957
AT&T Inc., Senior Notes	2.550%	12/1/33	120,000		95,719
NTT Finance Corp., Senior Notes	4.372%	7/27/27	580,000		581,922	(a)
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	110,000		88,737

Total Diversified Telecommunication Services					2,360,525

Entertainment - 0.5%
Magallanes Inc., Senior Notes	3.755%	3/15/27	800,000		747,636	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	950,000		778,092	(a)
Magallanes Inc., Senior Notes	5.141%	3/15/52	300,000		240,608	(a)
Netflix Inc., Senior Notes	3.875%	11/15/29	840,000	EUR	780,562	(b)

Total Entertainment					2,546,898

Media - 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000		54,900	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	2,060,000		1,734,932	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	440,000		359,568	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	200,000		165,794	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	550,000		446,999
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	710,000		623,638
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000		27,671
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000		141,538
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	820,000		687,708
Comcast Corp., Senior Notes	2.800%	1/15/51	90,000		62,365
Comcast Corp., Senior Notes	2.887%	11/1/51	290,000		204,549
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	380,000		314,450	(a)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	1

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000	$246,317	(a)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,838
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000	514,460
Walt Disney Co., Senior Notes	8.450%	8/1/34	350,000	459,619

Total Media				6,054,346

Wireless Telecommunication Services - 1.2%
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	1,590,000	1,193,661	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	546,724	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,240,000	886,107	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	80,000	96,680
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	120,000	110,430
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	360,000	310,928
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	120,000	108,254
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	2,330,000	1,972,788
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,310,000	1,161,927

Total Wireless Telecommunication Services				6,387,499

TOTAL COMMUNICATION SERVICES				17,349,268

CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,290,000	1,009,425
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000	204,784
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	191,940
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	660,000	602,316
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	246,000	225,080
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,860,000	1,678,650
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	200,000	167,640
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	220,000	203,601
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	275,731
General Motors Co., Senior Notes	6.600%	4/1/36	30,000	30,318
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	600,000	600,425
General Motors Financial Co. Inc., Senior Notes	3.800%	4/7/25	510,000	497,469
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	120,000	96,936
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	790,000	750,578	(a)

Total Automobiles				6,534,893

See Notes to Schedule of Investments.

2	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.7%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	$19,780
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	137,753
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	860,000	814,174
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	101,459
Sands China Ltd., Senior Notes	5.625%	8/8/25	1,650,000	1,507,572
Sands China Ltd., Senior Notes	2.550%	3/8/27	500,000	401,738
Sands China Ltd., Senior Notes	5.900%	8/8/28	590,000	506,120
Sands China Ltd., Senior Notes	3.100%	3/8/29	330,000	250,072
Sands China Ltd., Senior Notes	3.750%	8/8/31	200,000	146,519

Total Hotels, Restaurants & Leisure				3,885,187

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	350,000	350,484
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	110,861
Lennar Corp., Senior Notes	5.000%	6/15/27	40,000	39,756

Total Household Durables				501,101

Internet & Direct Marketing Retail - 0.2%
Prosus NV, Senior Notes	3.061%	7/13/31	1,600,000	1,190,126	(a)

TOTAL CONSUMER DISCRETIONARY				12,111,307

CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,490,000	1,465,257
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	60,000	54,518
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	100,000	104,199

Total Beverages				1,623,974

Food & Staples Retailing - 0.0%††
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	9,443	9,486	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	39,647	40,610

Total Food & Staples Retailing				50,096

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000	123,731
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	22,218
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	180,000	168,060

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	3

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	540,000	$508,251
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	320,000	290,985
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	270,000	269,442

Total Food Products				1,382,687

Tobacco - 0.4%
Altria Group Inc., Senior Notes	4.400%	2/14/26	440,000	437,901
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	125,045
Altria Group Inc., Senior Notes	5.950%	2/14/49	50,000	44,969
Altria Group Inc., Senior Notes	6.200%	2/14/59	428,000	409,757
BAT Capital Corp., Senior Notes	2.789%	9/6/24	260,000	252,049
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,100,000	804,327

Total Tobacco				2,074,048

TOTAL CONSUMER STAPLES				5,130,805

ENERGY - 8.0%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	320,000	304,500

Oil, Gas & Consumable Fuels - 8.0%
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	530,000	450,444	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	280,000	270,200
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	460,000	368,810
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	63,802
Continental Resources Inc., Senior Notes	2.268%	11/15/26	460,000	406,422	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,100,000	1,054,238	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	1,290,000	1,282,917	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	820,000	783,009	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	221,229	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,370,000	1,407,922
Devon Energy Corp., Senior Notes	5.850%	12/15/25	160,000	165,303
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	26,386
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,789
Devon Energy Corp., Senior Notes	4.500%	1/15/30	304,000	288,682
Devon Energy Corp., Senior Notes	5.600%	7/15/41	780,000	772,415
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	198,215
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	182,430
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	280,000	254,393
Ecopetrol SA, Senior Notes	4.125%	1/16/25	570,000	536,612
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,180,000	816,300

See Notes to Schedule of Investments.

4	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	5,230,000	$4,373,587	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	80,000	74,061	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	27,307	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	310,000	282,860	(c)(d)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	90,000	88,570
Energy Transfer LP, Senior Notes	5.250%	4/15/29	130,000	126,931
Energy Transfer LP, Senior Notes	3.750%	5/15/30	410,000	368,827
Energy Transfer LP, Senior Notes	5.300%	4/1/44	60,000	52,772
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,928
Energy Transfer LP, Senior Notes	6.250%	4/15/49	920,000	903,377
Energy Transfer LP, Senior Notes	5.000%	5/15/50	230,000	197,798
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	500,000	567,395
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	520,000	408,399
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	130,000	107,024	(d)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	200,000	207,860
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	30,000	27,477
EQT Corp., Senior Notes	6.125%	2/1/25	260,000	267,554
EQT Corp., Senior Notes	3.900%	10/1/27	1,810,000	1,715,762
EQT Corp., Senior Notes	5.000%	1/15/29	250,000	244,750
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	360,000	297,722
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,010,000	935,784	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	448,153	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	890,000	1,036,119
MPLX LP, Senior Notes	4.875%	6/1/25	430,000	432,043
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	1,980,000	1,920,835	(a)
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	1,530,000	1,819,989

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	5

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	670,000	$558,888
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	65,512	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,230,000	2,087,536
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,280,000	1,116,934
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,920,000	1,602,317	(a)
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	120,000	112,639
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	150,000	133,914
Targa Resources Corp., Senior Notes	5.200%	7/1/27	860,000	858,437
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	216,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	30,000	30,695
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	930,000	831,901
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	250,000	208,125	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	280,000	264,701
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	290,000	269,630
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	479,000	451,640
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	3,400,000	3,073,260
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	657,965
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	620,075
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	460,000	398,914
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	310,000	299,422
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	520,000	468,562
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	130,000	131,492
YPF SA, Senior Secured Notes, Step bond (4.000% to 2/12/23 then 9.000%)	4.000%	2/12/26	1,382,450	1,197,101	(a)

Total Oil, Gas & Consumable Fuels				42,174,375

TOTAL ENERGY				42,478,875

See Notes to Schedule of Investments.

6	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 11.0%
Banks - 6.3%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000		$938,963	(d)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	1,310,000		1,188,404	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	1,970,000		1,656,600	(d)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,170,000		1,156,733	(d)
Bank of America Corp., Senior Notes (4.827% to 7/22/25 then SOFR + 1.750%)	4.827%	7/22/26	950,000		952,103	(d)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	1,390,000		1,359,537
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	1,580,000		1,281,577	(a)(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	788,000		724,383
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	470,000		434,841	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	540,000		485,839	(d)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	980,000		1,005,912
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,063,037	(b)(c)(d)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	450,000		423,485	(a)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,250,000		1,283,594	(a)(c)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,290,000		1,258,562	(a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,190,000		1,111,189	(a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,330,000	EUR	1,338,247	(b)(c)(d)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	600,000		569,183	(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	7

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		$527,415	(a)
JPMorgan Chase & Co., Senior Notes (2.947% to 2/24/27 then SOFR + 1.170%)	2.947%	2/24/28	790,000		733,697	(d)
JPMorgan Chase & Co., Senior Notes (4.080% to 4/26/25 then SOFR + 1.320%)	4.080%	4/26/26	1,120,000		1,104,371	(d)
JPMorgan Chase & Co., Senior Notes (4.851% to 7/25/27 then SOFR + 1.990%)	4.851%	7/25/28	1,790,000		1,787,446	(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	1,259,986	(b)(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	670,000		666,628
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	460,000		449,711	(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	260,000		251,937	(d)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	1,680,000		1,649,805
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,670,000		1,638,780
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000		122,335	(d)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,150,000		2,107,430	(d)
Wells Fargo & Co., Senior Notes (4.808% to 7/25/27 then SOFR + 1.980%)	4.808%	7/25/28	870,000		864,083	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	1,030,000		1,008,287	(d)

Total Banks					33,404,100

Capital Markets - 3.4%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	360,000		348,292
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,680,000		1,701,000	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	2,590,000		1,959,015	(a)(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,400,000		1,325,748	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,040,000		992,156

See Notes to Schedule of Investments.

8	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Intercontinental Exchange Inc., Senior Notes	4.000%	9/15/27	1,240,000		$1,222,126
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	1,060,000		1,052,293
Morgan Stanley, Senior Notes (2.475% to 1/21/27 then SOFR + 1.000%)	2.475%	1/21/28	1,260,000		1,145,241	(d)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	1,330,000		1,311,158	(d)
Morgan Stanley, Senior Notes (4.679% to 7/17/25 then SOFR + 1.669%)	4.679%	7/17/26	1,690,000		1,692,541	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	5,040,000		4,935,608	(a)(c)(d)

Total Capital Markets					17,685,178

Consumer Finance - 0.2%
American Express Co., Senior Notes	3.950%	8/1/25	1,160,000		1,149,940

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,580,000		1,497,083
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	640,000		516,851
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,264,440
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	270,000		268,490	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,150,000		1,136,226	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,000,000		719,711	(e)(f)

Total Diversified Financial Services					5,402,801

Insurance - 0.1%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	630,000		647,050

TOTAL FINANCIALS					58,289,069

HEALTH CARE - 2.7%
Biotechnology - 0.0%††
AbbVie Inc., Senior Notes	3.200%	11/21/29	90,000		82,271
AbbVie Inc., Senior Notes	4.875%	11/14/48	60,000		58,301

Total Biotechnology					140,572

Health Care Providers & Services - 1.6%
Cigna Corp., Senior Notes	3.400%	3/1/27	620,000		591,659
Cigna Corp., Senior Notes	4.375%	10/15/28	10,000		9,855
Cigna Corp., Senior Notes	4.900%	12/15/48	60,000		57,093
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,620,000		1,447,049
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000		490,980
CVS Health Corp., Senior Notes	1.875%	2/28/31	90,000		72,488

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	9

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	5.050%	3/25/48	60,000	$57,879
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	812,838
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,090,000	1,050,069
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	988,734
HCA Inc., Senior Notes	5.625%	9/1/28	20,000	20,128
HCA Inc., Senior Notes	3.500%	9/1/30	380,000	331,954
Humana Inc., Senior Notes	2.150%	2/3/32	110,000	89,151
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	608,361
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	166,662
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	980,000	969,319
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	59,906
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	710,000	691,006

Total Health Care Providers & Services				8,515,131

Pharmaceuticals - 1.1%
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,170,000	2,157,696
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,490,000	1,431,071
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,530,000	1,291,687
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	730,000	639,286

Total Pharmaceuticals				5,519,740

TOTAL HEALTH CARE				14,175,443

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	2.700%	2/1/27	560,000	507,975
Boeing Co., Senior Notes	3.250%	2/1/35	570,000	439,034
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	113,010
Boeing Co., Senior Notes	5.705%	5/1/40	670,000	640,140
Boeing Co., Senior Notes	5.805%	5/1/50	590,000	566,972
Boeing Co., Senior Notes	5.930%	5/1/60	540,000	516,757

Total Aerospace & Defense				2,783,888

See Notes to Schedule of Investments.

10	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 1.0%
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,810,000	$1,875,138	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	220,000	215,627	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	360,000	344,118	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	500,000	501,880	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	396,589	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	260,000	237,403	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,810,000	1,590,537	(a)

Total Airlines				5,161,292

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	30,000	23,985	(a)

Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	660,000	553,994	(a)
California Institute of Technology, Senior Notes	3.650%	9/1/2119	870,000	629,473

Total Commercial Services & Supplies				1,183,467

Road & Rail - 0.0%††
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	28,000	28,361	(a)

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,280,000	1,929,199	(a)

TOTAL INDUSTRIALS				11,110,192

INFORMATION TECHNOLOGY - 0.6%
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	940,000	904,106
TSMC Global Ltd., Senior Notes	4.375%	7/22/27	1,030,000	1,034,457	(a)

Total Semiconductors & Semiconductor Equipment				1,938,563

Software - 0.2%
Workday Inc., Senior Notes	3.800%	4/1/32	1,170,000	1,071,469

TOTAL INFORMATION TECHNOLOGY				3,010,032

MATERIALS - 1.9%
Chemicals - 0.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,440,000	1,396,584	(b)
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	780,000	786,148
OCP SA, Senior Notes	5.625%	4/25/24	1,550,000	1,559,603	(a)

Total Chemicals				3,742,335

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	11

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	250,000	$202,951	(a)

Metals & Mining - 1.2%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	940,000	922,010	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	274,201	(a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000	185,430
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,450,000	1,307,181
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,260,000	1,251,755	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,110,000	1,067,132	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,220,000	1,267,708

Total Metals & Mining				6,275,417

TOTAL MATERIALS				10,220,703

UTILITIES - 0.5%
Electric Utilities - 0.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	130,000	109,503	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,240,000	1,234,406
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	580,000	498,527
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	730,000	714,217	(a)

TOTAL UTILITIES				2,556,653

TOTAL CORPORATE BONDS & NOTES (Cost - $190,731,118)				176,432,347

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.6%
U.S. Government Obligations - 15.6%
U.S. Treasury Bonds	1.125%	8/15/40	9,870,000	6,662,057
U.S. Treasury Bonds	2.250%	5/15/41	3,720,000	3,034,706
U.S. Treasury Bonds	2.000%	11/15/41	1,270,000	987,003
U.S. Treasury Bonds	3.625%	8/15/43	570,000	573,251
U.S. Treasury Bonds	3.750%	11/15/43	7,350,000	7,532,027	(g)
U.S. Treasury Bonds	2.875%	8/15/45	7,660,000	6,778,202
U.S. Treasury Bonds	2.750%	8/15/47	6,390,000	5,557,054
U.S. Treasury Bonds	1.625%	11/15/50	5,570,000	3,813,818
U.S. Treasury Bonds	2.375%	5/15/51	7,270,000	5,987,527
U.S. Treasury Bonds	1.875%	11/15/51	12,300,000	8,960,742
U.S. Treasury Bonds	2.250%	2/15/52	11,863,000	9,479,279
U.S. Treasury Bonds	2.875%	5/15/52	7,410,000	6,831,094

See Notes to Schedule of Investments.

12	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.000%	8/15/52	5,970,000		$5,661,239
U.S. Treasury Notes	1.875%	2/28/27	1,050,000		984,703
U.S. Treasury Notes	3.125%	8/31/29	4,140,000		4,099,894
U.S. Treasury Notes	2.750%	8/15/32	5,380,000		5,190,859

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $95,122,824)					82,133,455

SOVEREIGN BONDS - 14.0%
Argentina - 0.4%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	44,960,000	ARS	88,315	(e)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435		33,635
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	1,998,100		479,542
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	1,460,000		385,981
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	3,510,882		1,234,913	(a)

Total Argentina					2,222,386

Brazil - 1.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	28,342,000	BRL	5,108,747

China - 1.5%
China Government Bond	3.290%	5/23/29	53,540,000	CNY	8,117,632

Colombia - 0.0%††
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000		249,802

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	1,380,000		1,001,176	(a)

India - 2.1%
India Government Bond	7.350%	6/22/24	370,000,000	INR	4,721,608
India Government Bond	7.590%	1/11/26	220,000,000	INR	2,832,420
India Government Bond, Senior Notes	5.220%	6/15/25	100,000,000	INR	1,210,102
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000	INR	2,318,499

Total India					11,082,629

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	13

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 2.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		$478,034
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,170,000		1,104,557	(b)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		497,151
Indonesia Treasury Bond	7.000%	5/15/27	8,027,000,000	IDR	546,896
Indonesia Treasury Bond	8.250%	5/15/29	39,614,000,000	IDR	2,853,783
Indonesia Treasury Bond	7.125%	6/15/42	88,000,000,000	IDR	5,954,533

Total Indonesia					11,434,954

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,230,000		980,626	(a)

Mexico - 4.2%
Mexican Bonos, Bonds	7.500%	6/3/27	115,450,000	MXN	5,375,861
Mexican Bonos, Bonds	8.000%	11/7/47	98,030,000	MXN	4,383,409
Mexican Bonos, Senior Notes	8.500%	5/31/29	48,370,000	MXN	2,338,816
Mexican Bonos, Senior Notes	7.750%	11/13/42	225,611,900	MXN	9,892,249

Total Mexico					21,990,335

Russia - 2.2%
Russian Federal Bond - OFZ	6.000%	10/6/27	180,300,000	RUB	947,314	*(h)
Russian Federal Bond - OFZ	7.050%	1/19/28	506,371,000	RUB	2,660,523	*(h)
Russian Federal Bond - OFZ	6.900%	5/23/29	1,344,293,000	RUB	7,063,048	*(h)
Russian Federal Bond - OFZ	7.250%	5/10/34	15,420,000	RUB	81,018	*(h)
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		952,000	*(a)(h)

Total Russia					11,703,903

TOTAL SOVEREIGN BONDS (Cost - $102,576,729)					73,892,190

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 14.0%
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.911%	9/29/36	7,075,838		5,926,893	(a)(d)
BANK, 2018-BN15 B	4.812%	11/15/61	1,050,000		999,518	(d)
Bear Stearns Mortgage Funding Trust, 2007- AR1 1A1 (1 mo. USD LIBOR + 0.160%)	2.604%	1/25/37	1,130,693		1,003,188	(d)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	7.743%	2/15/39	1,950,000		1,880,521	(a)(d)
BX Commercial Mortgage Trust, 2021-VOLT G (1 mo. USD LIBOR + 2.850%)	5.241%	9/15/36	850,000		802,952	(a)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	6.281%	10/15/38	998,804		950,430	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.879%	5/15/37	3,000,000		2,938,191	(a)(d)

See Notes to Schedule of Investments.

14	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	5.533%	10/15/36	1,030,000	$954,959	(a)(d)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	4.328%	9/15/34	860,000	806,711	(a)(d)
CFK Trust, 2020-MF2 E	3.573%	3/15/39	1,440,000	1,218,726	(a)(d)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.257%	6/19/31	3,816	3,749	(d)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	2.168%	2/25/34	31,215	30,350	(d)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	2.704%	11/25/35	95,529	82,191	(d)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	848,805	639,669
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	2.656%	11/25/35	3,451,222	347,441	(d)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.520%)	2.964%	1/25/46	65,709	58,612	(d)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	2.856%	4/25/36	5,821,790	620,153	(d)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.056%	4/25/36	3,434,844	461,904	(d)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.156%	7/25/36	1,572,500	217,819	(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	4,400,000	3,194,227	(a)
CSMC Trust, 2015-2R 7A1	2.740%	8/27/36	184,369	185,019	(a)(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	9.741%	7/15/32	3,659,000	3,135,540	(a)(d)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%)	5.415%	12/15/22	3,659,071	3,654,337	(a)(d)
CSMC Trust, 2021-RPL1 A2	3.937%	9/27/60	870,000	823,426	(a)
CSMC Trust, 2022-7R 1A1	0.000%	10/25/66	1,130,000	1,129,055	(a)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	440,000	413,666
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	2.894%	6/25/34	3,010	2,837	(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	15

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	4.744%	1/25/50	2,310,000	$2,196,822	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	5.683%	10/25/33	1,210,000	1,124,674	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,280,000	1,256,647	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	1,916,758	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	9.594%	7/25/23	326,353	339,347	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	13.194%	3/25/25	1,973,854	1,975,638	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	4.894%	12/25/42	798,562	798,940	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	5.583%	8/25/33	520,000	483,078	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	4.483%	8/25/33	460,000	453,491	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	6.544%	7/25/39	1,847,408	1,863,367	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	5.844%	10/25/39	1,300,000	1,276,544	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	5.694%	1/25/40	1,790,000	1,679,146	(a)(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	29,738	33,022

See Notes to Schedule of Investments.

16	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	3.320%	2/25/36	35,248	$28,231	(d)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	36,180	35,745	(a)(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,570,516	26	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.130%	2/16/53	1,606,851	5,297	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.145%	2/16/48	224,648	1,687	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.630%	9/16/55	943,550	26,534	(d)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.210%	1/16/55	34,113,233	195,975	(d)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.642%	10/16/58	3,027,572	117,585	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.619%	7/16/58	626,650	19,870	(d)
GreenPoint Mortgage Funding Trust, 2006- AR3 3A1 (1 mo. USD LIBOR + 0.460%)	2.904%	4/25/36	11,514	12,864	(d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	2.546%	11/19/46	78,565	57,390	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.723%	2/15/51	77,301	69,348	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	10.899%	6/15/35	10,150,000	1,015	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	6.641%	12/15/36	2,079,000	1,609,287	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	9.141%	12/15/36	2,173,000	1,639,026	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNNZ M	8.542%	1/16/37	407,529	351,707	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. USD LIBOR + 4.265%)	6.657%	11/15/38	2,140,000	1,976,999	(a)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	1,200,000	1,110,494	(a)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	17

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	5.542%	11/15/38	1,530,000	$1,447,925	(a)(d)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A3 4A3	3.070%	5/25/34	33,165	30,916	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	351,826	174,042	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	453,690	224,433	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	11,379	11,213	(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.217%	10/15/54	6,397,118	414,166	(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	2,862,000	2,567,912	(a)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	1,284,951	1,260,619	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	3.781%	8/25/36	66,173	41,300	(d)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	682,818	665,961	(a)(d)
Residential Asset Securitization Trust, 2005- A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.106%	2/25/36	8,163,783	1,135,690	(d)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	8.307%	2/15/39	665,567	636,300	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	6.792%	11/15/27	7,530,000	75	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	2.794%	4/25/34	40,466	40,439	(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	5.853%	11/11/34	1,603,959	1,484,353	(a)(d)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,840,000	1,483,048	(a)(d)
TTAN, 2021-MHC A (1 mo. USD LIBOR + 0.850%)	3.242%	3/15/38	1,664,701	1,619,118	(a)(d)
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,537,716	1,496,174	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	3.164%	11/25/34	1,608,139	1,513,466	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.859%	2/25/46	1,366,721	1,236,031	(d)

See Notes to Schedule of Investments.

18	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Waterfall Commercial Mortgage Trust, 2015- SBC5 A	4.104%	9/14/22	152,243	$146,581	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	5.092%	12/15/39	1,190,000	973,472	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $97,175,444)				73,741,872

ASSET-BACKED SECURITIES - 10.2%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	4.024%	7/1/39	500,000	464,777	(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	3.479%	7/25/32	33,431	33,025	(d)
Apex Credit CLO Ltd., 2019-2A D (3 mo. USD LIBOR + 4.050%)	6.833%	10/25/32	1,000,000	973,732	(a)(d)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	8.612%	10/15/30	250,000	228,570	(a)(d)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	5.860%	4/20/31	1,400,000	1,290,458	(a)(d)
Barings CLO Ltd., 2018-2A B (3 mo. USD LIBOR + 1.900%)	4.412%	4/15/30	2,480,000	2,366,408	(a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. USD LIBOR + 2.900%)	5.610%	7/20/29	1,270,000	1,181,557	(a)(d)
Bristol Park CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 2.950%)	5.462%	4/15/29	1,420,000	1,328,931	(a)(d)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	3.516%	8/19/38	1,600,000	1,558,523	(a)(d)
Carbone CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 2.600%)	5.310%	1/20/31	1,300,000	1,191,831	(a)(d)
Cook Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.600%)	5.340%	4/17/30	840,000	757,189	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	8.140%	4/17/30	250,000	218,046	(a)(d)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	2.511%	4/15/37	724,020	676,778	(d)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	2,733,055	2,579,741	(a)
Dryden 65 CLO Ltd., 2018-65A D (3 mo. USD LIBOR + 3.100%)	5.840%	7/18/30	1,380,000	1,259,614	(a)(d)
Foundation Finance Trust, 2017-1A C	5.400%	7/15/33	2,600,000	2,570,174	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	2.544%	8/25/36	325,408	120,229	(d)
Goldentree Loan Management US CLO Ltd., 2018-3A C (3 mo. USD LIBOR + 1.900%)	4.610%	4/20/30	2,170,000	2,090,203	(a)(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	19

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
GoldenTree Loan Opportunities IX Ltd., 2014-9A CR2 (3 mo. USD LIBOR + 2.100%)	4.906%	10/29/29	2,270,000	$2,180,366	(a)(d)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	5.806%	10/29/29	1,550,000	1,466,258	(a)(d)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	6.510%	10/20/31	950,000	928,407	(a)(d)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,610,543	1,367,878	(a)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	7.462%	4/15/31	2,000,000	1,753,277	(a)(d)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	6.391%	4/17/34	1,840,000	1,689,524	(a)(d)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	10.910%	1/20/33	860,000	722,302	(a)(d)
HPS Loan Management Ltd., 10A-16 CR (3 mo. USD LIBOR + 3.150%)	5.860%	4/20/34	1,520,000	1,413,708	(a)(d)
KKR CLO Ltd., 29A D (3 mo. USD LIBOR + 3.400%)	5.912%	1/15/32	870,000	842,951	(a)(d)
LCM Ltd., 37A D (3 mo. Term SOFR + 3.650%)	4.681%	4/15/34	940,000	878,073	(a)(d)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.480%)	2.924%	11/25/46	9,114	9,124	(d)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.440%)	2.884%	6/25/46	11,401	23,074	(d)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	6.010%	1/20/33	1,410,000	1,398,736	(a)(d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	2.704%	6/25/46	87,962	83,809	(a)(d)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	2,000,000	1,890,132	(a)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	6.392%	7/15/29	1,000,000	936,045	(a)(d)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	547,868	489,696	(a)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	2.734%	1/25/33	846,408	779,971	(d)
Neuberger Berman Loan Advisers CLO 34 Ltd., 2019-34A DR (3 mo. Term SOFR + 3.100%)	5.577%	1/20/35	1,330,000	1,221,671	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	6.559%	4/22/30	1,000,000	899,272	(a)(d)

See Notes to Schedule of Investments.

20	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	5.362%	4/15/31	800,000	$721,439	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.373%	6/22/30	2,000,000	1,852,913	(a)(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	382,547	360,029	(a)
Stewart Park CLO Ltd., 2015-1A CR (3 mo. USD LIBOR + 1.800%)	4.312%	1/15/30	1,130,000	1,075,519	(a)(d)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	1,005,534	933,347
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	8.252%	4/15/27	1,000,000	814,553	(a)(d)
Voya CLO Ltd., 2019-3A CR (3 mo. USD LIBOR + 2.150%)	4.890%	10/17/32	3,000,000	2,873,871	(a)(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	6.162%	10/15/31	2,260,000	2,095,722	(a)(d)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	6.712%	7/15/33	1,450,000	1,392,903	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $57,361,111)				53,984,356

SENIOR LOANS - 4.8%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	7.704%	2/10/27	1,974,743	1,741,971	(d)(j)(k)

CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.2%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	6.030%	4/13/28	1,207,000	904,308	(d)(j)(k)

Hotels, Restaurants & Leisure - 0.2%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	6.024%	8/17/28	349,159	340,867	(d)(j)(k)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	6.024%	7/21/25	636,253	632,435	(d)(j)(k)

Total Hotels, Restaurants & Leisure				973,302

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	21

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.3%
Academy Ltd., Refinancing Term Loan (1 mo. USD LIBOR + 3.750%)	6.123%	11/5/27	688,781	$677,303	(d)(j)(k)
Leslie’s Poolmart Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	5.024%	3/9/28	972,538	958,207	(d)(j)(k)

Total Specialty Retail				1,635,510

TOTAL CONSUMER DISCRETIONARY				3,513,120

FINANCIALS - 0.9%
Capital Markets - 0.6%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.250%)	5.563%	11/1/28	1,021,633	1,010,962	(d)(j)(k)
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	6.024%	4/7/28	876,437	843,102	(d)(j)(k)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.524%	7/3/24	1,087,950	1,075,710	(d)(j)(k)

Total Capital Markets				2,929,774

Insurance - 0.3%
Asurion LLC, Second Lien Term Loan B3 (1 mo. USD LIBOR + 5.250%)	7.774%	1/31/28	1,000,000	864,165	(d)(j)(k)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	5.774%	12/31/25	963,172	945,113	(d)(j)(k)

Total Insurance				1,809,278

TOTAL FINANCIALS				4,739,052

HEALTH CARE - 1.1%
Health Care Providers & Services - 0.7%
Global Medical Response Inc., 2020 Term Loan (1 mo. USD LIBOR + 4.250%)	6.623%	10/2/25	1,104,886	1,016,146	(d)(j)(k)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.774%	3/5/26	824,606	799,996	(d)(j)(k)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	7.563%	6/26/26	1,419,850	1,091,957	(d)(j)(k)
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan (3 mo. USD LIBOR + 3.250%)	6.924%	12/22/28	1,071,600	1,048,684	(d)(j)(k)

Total Health Care Providers & Services				3,956,783

Health Care Technology - 0.2%
Virgin Pulse Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.524%	4/6/28	1,240,625	1,101,446	(d)(j)(k)

See Notes to Schedule of Investments.

22	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.2%
Gainwell Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.000%)	6.250%	10/1/27	847,100	$830,162	(d)(j)(k)

TOTAL HEALTH CARE				5,888,391

INDUSTRIALS - 1.2%
Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.460%	10/20/27	560,000	568,798	(d)(j)(k)

Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC, USD Term Loan (1 mo. USD LIBOR + 3.750%)	6.274%	5/12/28	1,450,627	1,388,258	(d)(j)(k)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.524%	1/29/27	982,456	958,140	(d)(j)(k)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	5.024%	10/1/26	840,761	829,860	(d)(j)(k)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.524%	5/14/26	912,132	893,893	(d)(j)(k)
Monitronics International Inc., Term Loan (3 mo. USD LIBOR + 7.500%)	10.306%	3/29/24	858,959	574,889	(d)(j)(k)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	6.524%	8/27/25	916,417	912,220	(d)(j)(k)

Total Commercial Services & Supplies				5,557,260

TOTAL INDUSTRIALS				6,126,058

INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.2%
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	10.519%	4/27/29	1,500,000	1,261,687	(d)(j)(k)

Software - 0.4%
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	6.903%	10/16/26	979,250	955,724	(d)(j)(k)
Magenta Buyer LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.750%)	7.250%	7/27/28	985,044	942,298	(d)(j)(k)

Total Software				1,898,022

TOTAL INFORMATION TECHNOLOGY				3,159,709

TOTAL SENIOR LOANS (Cost - $27,111,894)				25,168,301

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	23

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 0.8%
California - 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	$403,789	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	190,000	132,921

Total California				536,710

Illinois - 0.6%
State of Illinois, GO	5.100%	6/1/33	3,100,000	3,088,789

Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B-1, Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	790,000	627,379

TOTAL MUNICIPAL BONDS (Cost - $4,253,514)				4,252,878

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.4%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.4%
90-Day Eurodollar Futures, Call @ $97.00	12/19/22	1,019	2,547,500	57,319
90-Day Eurodollar Futures, Call @ $98.63	12/19/22	962	2,405,000	18,037
Eurodollar 1-Year Mid-Curve Futures, Call @ $97.00	9/16/22	836	2,090,000	5,225
SOFR 1-Year Mid-Curve Futures, Put @ $96.13	12/16/22	607	1,517,500	265,562
SOFR 1-Year Mid-Curve Futures, Put @ $96.25	12/16/22	1,499	3,747,500	815,081
U.S. Treasury 5-Year Notes Futures, Call @ $111.50	9/2/22	414	414,000	35,578
U.S. Treasury 5-Year Notes Futures, Call @ $111.75	9/2/22	488	488,000	22,875
U.S. Treasury 5-Year Notes Futures, Call @ $113.25	9/23/22	331	331,000	15,516
U.S. Treasury 5-Year Notes Futures, Put @ $110.25	9/2/22	488	488,000	57,188
U.S. Treasury 5-Year Notes Futures, Put @ $110.50	9/2/22	244	244,000	45,750
U.S. Treasury 10-Year Notes Futures, Call @ $120.00	9/23/22	708	708,000	77,438

See Notes to Schedule of Investments.

24	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $118.00		9/2/22	157	157,000	$12,266
U.S. Treasury 10-Year Notes Futures, Put @ $117.00		9/23/22	643	643,000	643,000

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $3,144,006)					2,070,835

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	Morgan Stanley & Co. Inc.	10/7/22	1,165,000	1,165,000	715
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	Citibank N.A.	10/11/22	1,699,000	1,699,000	1,376
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	Citibank N.A.	10/11/22	688,000	688,000	456
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	Citibank N.A.	10/11/22	688,000	688,000	515
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	Goldman Sachs Group Inc.	10/14/22	2,110,000	2,110,000	2,201
U.S. Dollar/Japanese Yen, Put @ 113.00JPY	Morgan Stanley & Co. Inc.	9/21/22	5,569,544	5,569,544	5
U.S. Dollar/Japanese Yen, Put @ 131.55JPY	Goldman Sachs Group Inc.	10/5/22	4,758,668	4,758,668	8,832
U.S. Dollar/Japanese Yen, Put @ 131.39JPY	Citibank N.A.	10/6/22	1,410,085	1,410,085	2,631
U.S. Dollar/Japanese Yen, Put @ 131.50JPY	Goldman Sachs Group Inc.	10/6/22	1,575,652	1,575,652	3,045

TOTAL OTC PURCHASED OPTIONS (Cost - $200,488)					19,776

TOTAL PURCHASED OPTIONS (Cost - $3,344,494)					2,090,611

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	25

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 0.4%
FNMA - 0.0%††
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	41,672	$42,737

GNMA - 0.4%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	259,567	246,918
Government National Mortgage Association (GNMA)	4.000%	3/15/50	32,580	32,559
Government National Mortgage Association (GNMA)	3.500%	5/15/50	48,789	47,828
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-3/20/50	165,459	167,557
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	102,897	99,658
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	259,883	244,229
Government National Mortgage Association (GNMA) II	4.000%	1/20/50-4/20/50	564,020	571,459
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	497,102	449,582

Total GNMA				1,859,790

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,074,072)				1,902,527

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.1%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost - $497,296)			16,200	390,258

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $580,248,496)				493,988,795

	RATE
SHORT-TERM INVESTMENTS - 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,061,354)	2.057%		5,061,354	5,061,354	(l)

TOTAL INVESTMENTS - 94.6% (Cost - $585,309,850)				499,050,149
Other Assets in Excess of Liabilities - 5.4%				28,331,873

TOTAL NET ASSETS - 100.0%				$527,382,022

See Notes to Schedule of Investments.

26	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(h)	The coupon payment on this security is currently in default as of August 31, 2022.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2022, the total market value of investments in Affiliated Companies was $5,061,354 and the cost was $5,061,354 (Note 2).

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	27

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
ETF	— Exchange-Traded Fund
EUR	— Euro
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At August 31, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3 Month SOFR Futures, Call	6/16/23	$97.25	677	$1,692,500	$(224,256)
3 Month SOFR Futures, Call	9/15/23	98.25	836	2,090,000	(161,975)
3 Month SOFR Futures, Put	12/15/23	95.00	2,106	5,265,000	(960,862)
90-Day Eurodollar Futures, Call	12/19/22	96.50	158	395,000	(19,750)
90-Day Eurodollar Futures, Call	12/19/22	97.50	1,019	2,547,500	(38,213)
90-Day Eurodollar Futures, Call	12/19/22	98.00	1,019	2,547,500	(25,475)
90-Day Eurodollar Futures, Call	12/19/22	98.13	386	965,000	(9,650)
90-Day Eurodollar Futures, Call	12/19/22	98.38	576	1,440,000	(14,400)
90-Day Eurodollar Futures, Call	12/19/22	98.88	1,758	4,395,000	(21,975)
90-Day Eurodollar Futures, Call	6/19/23	97.13	370	925,000	(101,750)
90-Day Eurodollar Futures, Call	6/19/23	97.50	360	900,000	(67,500)
90-Day Eurodollar Futures, Put	12/19/22	98.13	386	965,000	(2,115,762)
90-Day Eurodollar Futures, Put	12/19/22	98.38	851	2,127,500	(5,196,419)
U.S. Treasury 5-Year Notes Futures, Call	9/2/22	111.00	244	244,000	(59,094)

See Notes to Schedule of Investments.

28	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

EXCHANGE-TRADED WRITTEN OPTIONS (cont’d)
SECURITY		EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call		9/23/22	$113.75	515	$515,000	$(12,071)
U.S. Treasury 5-Year Notes Futures, Put		9/2/22	111.00	29	29,000	(12,234)
U.S. Treasury 5-Year Notes Futures, Put		9/23/22	109.50	215	215,000	(43,672)
U.S. Treasury 5-Year Notes Futures, Put		9/23/22	111.25	515	515,000	(450,625)
U.S. Treasury 10-Year Notes Futures, Call		9/23/22	121.00	540	540,000	(25,313)
U.S. Treasury 10-Year Notes Futures, Call		9/23/22	122.00	100	100,000	(3,125)
U.S. Treasury 10-Year Notes Futures, Put		9/23/22	118.50	540	540,000	(1,046,250)
U.S. Treasury 10-Year Notes Futures, Put		9/23/22	119.50	100	100,000	(276,562)
U.S. Treasury 10-Year Notes Futures, Put		10/21/22	113.50	1,286	1,286,000	(401,875)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $6,344,596)						$(11,288,808)

OTC WRITTEN OPTIONS
	COUNTERPARTY
U.S. Dollar/British Pound, Put	JPMorgan Chase & Co.	10/24/22	$1.20	1,748,160	$1,748,160	$(9,068)
U.S. Dollar/British Pound, Put	Citibank N.A.	10/27/22	1.21	1,670,487	1,670,487	(7,936)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $33,532)						$(17,004)

TOTAL WRITTEN OPTIONS (Premiums received - $6,378,128)						$(11,305,812)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At August 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	4	6/23	$965,508	$961,750	$(3,758)
90-Day Eurodollar	761	12/22	182,874,998	182,516,337	(358,661)
90-Day Eurodollar	79	3/23	19,058,341	18,934,325	(124,016)
90-Day Eurodollar	172	6/23	41,522,150	41,239,150	(283,000)
Australian 10-Year Bonds	116	9/22	9,493,873	9,521,523	27,650
Euro-Bobl	30	9/22	3,789,099	3,710,677	(78,422)
U.S. Treasury 2-Year Notes	736	12/22	153,590,913	153,329,501	(261,412)
U.S. Treasury Long-Term Bonds	437	12/22	59,656,186	59,363,718	(292,468)
United Kingdom Long Gilt Bonds	35	12/22	4,472,346	4,388,380	(83,966)

					(1,458,053)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	29

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	367	3/25	$89,799,725	$88,855,287	$944,438
Euro-Bund	137	9/22	21,312,171	20,372,236	939,935
Euro-Schatz	171	9/22	18,869,644	18,664,243	205,401
Japanese 10-Year Bonds	11	9/22	11,851,655	11,839,697	11,958
U.S. Treasury 5-Year Notes	284	12/22	31,494,666	31,472,968	21,698
U.S. Treasury 10-Year Notes	1,128	12/22	132,624,870	131,870,250	754,620
U.S. Treasury Ultra 10-Year Notes	449	12/22	56,707,264	56,209,187	498,077
U.S. Treasury Ultra Long- Term Bonds	176	12/22	26,450,575	26,312,000	138,575

					3,514,702

Net unrealized appreciation on open futures contracts					$2,056,649

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At August 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	646,067	JPY	77,446,000	Morgan Stanley & Co. Inc.	9/26/22	$87,426
USD	1,459,325	JPY	196,892,109	Goldman Sachs Group Inc.	10/7/22	37,721
USD	413,625	JPY	55,774,013	Citibank N.A.	10/11/22	10,782
USD	472,696	JPY	63,743,002	Goldman Sachs Group Inc.	10/11/22	12,295
USD	500,368	CAD	638,620	Morgan Stanley & Co. Inc.	10/11/22	14,254
USD	282,082	CAD	359,880	Citibank N.A.	10/12/22	8,144
USD	302,718	CAD	385,730	Citibank N.A.	10/12/22	9,104
USD	730,560	CAD	932,860	Citibank N.A.	10/12/22	20,474
USD	903,750	CAD	1,156,800	Goldman Sachs Group Inc.	10/17/22	23,217
EUR	1,055,559	NOK	10,509,027	BNP Paribas SA	10/18/22	5,863
EUR	1,500,000	USD	1,534,590	BNP Paribas SA	10/18/22	(22,272)
JPY	2,120,075,882	USD	15,670,866	BNP Paribas SA	10/18/22	(348,621)
USD	702,583	EUR	693,068	BNP Paribas SA	10/18/22	3,824

See Notes to Schedule of Investments.

30	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,020,389	EUR	1,000,000	BNP Paribas SA	10/18/22	$12,177
USD	1,236,482	EUR	1,200,000	BNP Paribas SA	10/18/22	26,628
USD	366,341	JPY	50,000,000	BNP Paribas SA	10/18/22	4,980
AUD	3,833,813	USD	2,625,039	Citibank N.A.	10/18/22	82
AUD	6,467,447	USD	4,430,777	Citibank N.A.	10/18/22	(2,333)
CAD	1,070,000	USD	824,171	Citibank N.A.	10/18/22	(9,711)
CAD	3,490,000	USD	2,688,182	Citibank N.A.	10/18/22	(31,674)
CAD	8,626,342	USD	6,664,973	Citibank N.A.	10/18/22	(98,798)
CNY	7,509,243	USD	1,098,308	Citibank N.A.	10/18/22	(7,291)
EUR	1,350,000	USD	1,377,631	Citibank N.A.	10/18/22	(16,545)
IDR	81,949,652,447	USD	5,423,896	Citibank N.A.	10/18/22	89,150
NZD	3,810,000	USD	2,337,446	Citibank N.A.	10/18/22	(6,538)
USD	700,420	AUD	1,008,963	Citibank N.A.	10/18/22	9,555
USD	755,486	CAD	979,963	Citibank N.A.	10/18/22	9,560
USD	1,337,703	CNY	8,980,000	Citibank N.A.	10/18/22	33,000
USD	5,183,249	CNY	34,740,209	Citibank N.A.	10/18/22	135,850
USD	6,688,515	CNY	44,900,000	Citibank N.A.	10/18/22	165,001
USD	920,687	EUR	900,000	Citibank N.A.	10/18/22	13,296
USD	1,128,985	EUR	1,100,000	Citibank N.A.	10/18/22	19,952
USD	2,772,243	IDR	41,270,382,237	Citibank N.A.	10/18/22	(4,163)
USD	540,052	NZD	857,942	Citibank N.A.	10/18/22	15,174
BRL	2,497,969	USD	445,525	Goldman Sachs Group Inc.	10/18/22	28,915
GBP	1,415,493	USD	1,706,349	Goldman Sachs Group Inc.	10/18/22	(60,408)
JPY	39,500,000	USD	290,068	Goldman Sachs Group Inc.	10/18/22	(4,593)
USD	253,023	JPY	34,000,000	Goldman Sachs Group Inc.	10/18/22	7,298
USD	1,168,940	JPY	158,565,535	Goldman Sachs Group Inc.	10/18/22	22,953
INR	55,388,998	USD	690,593	JPMorgan Chase & Co.	10/18/22	3,585
USD	1,559,682	CNH	10,659,831	JPMorgan Chase & Co.	10/18/22	15,547
USD	8,921,559	INR	711,940,391	JPMorgan Chase & Co.	10/18/22	(1,036)
MXN	30,314,353	USD	1,497,786	Morgan Stanley & Co. Inc.	10/18/22	(7,135)
MXN	56,000,000	USD	2,700,474	Morgan Stanley & Co. Inc.	10/18/22	53,220
MXN	88,892,166	USD	4,329,840	Morgan Stanley & Co. Inc.	10/18/22	41,265
NOK	51,538,608	USD	5,111,639	Morgan Stanley & Co. Inc.	10/18/22	78,817
USD	1,306,505	IDR	19,395,071,562	Morgan Stanley & Co. Inc.	10/18/22	1,729
USD	10,100,287	MXN	211,308,096	Morgan Stanley & Co. Inc.	10/18/22	(290,391)
USD	15,746,479	MXN	329,810,000	Morgan Stanley & Co. Inc.	10/18/22	(471,306)

Total						$(361,977)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	31

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar

At August 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
20,484,000	11/18/23	3.970%**	CPURNSA**	$(95,211)	$807,595
75,055,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(2,198,107)
146,317,000	7/11/24	Daily SOFR Compound annually	1.323% annually	(5,101,929)	(796,195)
107,190,000	8/10/25	Daily SOFR Compound annually	2.725% annually	(26,993)	(967,429)
101,179,000	9/17/26	CPURNSA**	2.723%**	345,824	(7,528,179)
20,484,000	11/18/26	CPURNSA**	3.370%**	223,034	(966,406)
23,277,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(43,436)	949,354
7,817,000	3/4/27	Daily SOFR Compound annually	1.550% annually	(11,382)	(505,032)
37,238,000	3/16/27	3-Month LIBOR quarterly	1.160% semi-annually	—	(3,478,571)
25,026,000	7/11/27	Daily SOFR Compound annually	1.600% annually	—	(1,675,256)

See Notes to Schedule of Investments.

32	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	4,524,000		8/15/28	1.130% annually	Daily SOFR Compound annually	$21,770	$441,683
	8,260,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(3,973)	809,904
	6,807,000		2/15/29	2.850% annually	Daily SOFR Compound annually	5,534	52,416
	28,287,000		4/30/29	3.270% annually	Daily SOFR Compound annually	(497,770)	37,198
	412,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	163,398	(1,558,886)
	5,055,000		1/18/32	CPURNSA**	2.640%**	(3,081)	(279,642)
	3,948,000		3/18/32	2.000% annually	Daily SOFR Compound annually	32,001	276,538
	21,544,000		5/5/32	1.890% semi-annually	3-Month LIBOR quarterly	—	2,386,478
	13,295,000		7/11/32	1.800% annually	Daily SOFR Compound annually	—	1,284,565
	23,659,000		8/10/33	2.480% annually	Daily SOFR Compound annually	—	777,816
	1,916,000		2/15/47	1.520% annually	Daily SOFR Compound annually	9,300	423,145
	2,608,760,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	2,140	781,927
	19,008,000		5/15/47	1.630% annually	Daily SOFR Compound annually	1,068,578	2,866,283
	5,087,000		7/11/52	1.780% annually	Daily SOFR Compound annually	—	933,148

Total						$(3,912,196)	$(7,125,653)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	33

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	7,380,000	EUR	12/20/24	1.495%	1.000% quarterly	$(81,779)	$41,726	$(123,505)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Mercedes-Benz Group AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.812%	1.000% quarterly	$(31,483)	$(81,931)	$50,448

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.38 Index	$34,982,640	6/20/27	5.000% quarterly	$428,637	$(1,510,874)	$1,939,511
Markit CDX.NA.IG.38 Index	12,356,500	6/20/27	1.000% quarterly	(41,489)	(160,408)	118,919
Markit CDX.NA.IG.38 Index	36,918,000	6/20/32	1.000% quarterly	804,000	217,513	586,487

Total	$84,257,140			$1,191,148	$(1,453,769)	$2,644,917

See Notes to Schedule of Investments.

34	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
EUR	— Euro
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	35

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

36

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

37

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$57,569,358	$719,711	$58,289,069
Other Corporate Bonds & Notes	—	118,143,278	—	118,143,278
U.S. Government & Agency Obligations	—	82,133,455	—	82,133,455
Sovereign Bonds	—	73,892,190	—	73,892,190
Collateralized Mortgage Obligations	—	73,741,872	—	73,741,872
Asset-Backed Securities	—	53,984,356	—	53,984,356
Senior Loans	—	25,168,301	—	25,168,301
Municipal Bonds	—	4,252,878	—	4,252,878
Purchased Options:
Exchange-Traded Purchased Options	$2,070,835	—	—	2,070,835
OTC Purchased Options	—	19,776	—	19,776
Mortgage-Backed Securities	—	1,902,527	—	1,902,527
Investments in Underlying Funds	390,258	—	—	390,258

Total Long-Term Investments	2,461,093	490,807,991	719,711	493,988,795

Short-Term Investments†	5,061,354	—	—	5,061,354

Total Investments	$7,522,447	$490,807,991	$719,711	$499,050,149

Other Financial Instruments:
Futures Contracts††	$3,542,352	—	—	$3,542,352
Forward Foreign Currency Contracts††	—	$1,020,838	—	1,020,838
Centrally Cleared Interest Rate Swaps††	—	12,828,050	—	12,828,050
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	2,644,917	—	2,644,917

Total Other Financial Instruments	$3,542,352	$16,493,805	—	$20,036,157

Total	$11,064,799	$507,301,796	$719,711	$519,086,306

38

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$11,288,808	—	—	$11,288,808
OTC Written Options	—	$17,004	—	17,004
Futures Contracts††	1,485,703	—	—	1,485,703
Forward Foreign Currency Contracts††	—	1,382,815	—	1,382,815
Centrally Cleared Interest Rate Swaps††	—	19,953,703	—	19,953,703
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	81,779	—	81,779
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	31,483	—	31,483

Total	$12,774,511	$21,466,784	—	$34,241,295

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

39

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended August 31, 2022. The following transactions were effected in such companies for the period ended August 31, 2022.

	Affiliate Value at May 31, 2022	Purchased		Sold		Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
		Cost	Shares	Cost	Shares
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	$1,384,079	—	—	$1,361,289	1,450,000	$(88,711)	$18,098	$65,921	—
Western Asset Premier Institutional Government Reserves, Premium Shares	936,636	$127,464,231	127,464,231	123,339,513	123,339,513	—	32,970	—	$5,061,354

	$2,320,715	$127,464,231		$124,700,802		$(88,711)	$51,068	$65,921	$5,061,354

40